FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS

NOTE 24 – FAIR VALUE MEASUREMENT

The estimated fair value of the Company’s financial instrument at September 30, 2023 and December 31, 2022 are set forth below. The following summary excludes cash and cash equivalents, accounts receivable, other receivable, short-term loans payable, accounts payable, accrued expenses, contract liability, current portion of long-term debts, current operating and finance lease liabilities and other current liabilities for which fair values approximate their carrying amounts.

	Amount at Fair Value	Level 1	Level 2	Level 3
September 30, 2023
Liabilities
Public Warrants	$241,500	$241,500	$-	$-
Placement Warrants	$16,153	$-	$16,153	$-
Debt Warrants	$294,379	$-	$294,379	$-
Subtotal: Warrant liabilities	$552,032	$241,500	$310,532	-
Derivative Liability	$1,581,579	$-	$1,581,579	$-

The Public Warrants are classified as Level 1 in the fair value hierarchy because they valued using quoted market prices. The Placement Warrants, Debt Warrants, and Derivative Liability are classified as Level 2 in the fair value hierarchy. This classification is based on the availability of significant inputs used in the Black-Sholes model and Monte Carlo simulation, which are observable in the market.

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants transferred from Level 2 to Level 1 during the period from January 1, 2023 due to the increase of observable market activity.

Pono Capital Corp [Member]
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and December 31, 2021 and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2022
Assets
Marketable securities held in Trust Account:	$120,600,737	$120,600,737	$—	$—
Liabilities
Public Warrants	$603,750	$—	$603,750	$—
Placement Warrants	$39,463	$—	$39,463	$—
Sponsor Working Capital Loan	$150,000	$—	$—	$150,000

Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2021
Assets
Marketable securities held in Trust Account:	$116,728,213	$116,728,213	$—	$—
Liabilities
Public Warrants	$4,052,888	$4,052,888	$—	$—
Placement Warrants	$190,151	$—	$—	$190,151

As of December 31, 2022 and December 31, 2021, assets held in the Trust Account were $120,600,737 and $116,728,213 in a mutual fund invested in U.S. Treasury Securities, respectively.

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement during the period from February 12, 2021 (inception) to December 31, 2021. During the year ended December 31, 2022, the Public Warrants transferred from a Level 1 measure to Level 2 due to minimal observable market activity. During the year ended December 31, 2022, the Private Warrants transferred from a Level 3 measure to a Level 2 measure as the fair value of the Public Warrants approximates the fair value of the Placement Warrants.

On October 1, 2021, the Public Warrants surpassed the 52-day threshold waiting period to be publicly traded from the effective date of the Company’s Prospectus, August 10, 2021. Once actively traded, the observable input originally qualified the liability for treatment as a Level 1 liability. As such, as of December 31, 2022 and December 31, 2021, the Company classified the Public Warrants as Level 2 (based on observed trading volume) and Level 1, respectively.

On April 1, 2022, the Company entered into the Sponsor Working Capital Loan. Given the potential equity component of this Sponsor Working Capital Loan, it was valued using a Black-Scholes method that is adjusted for the estimated probability of the Company completing a Business Combination, which is considered to be a Level 3 fair value measurement. As such, as of December 31, 2022, the Company classified the Sponsor Working Capital Loan as Level 3.

The estimated value of the Public Warrants transferred from a Level 3 measurement to a Level 1 measurement from the initial measurement through December 31, 2021 was $4,052,888, and the estimated value of the Placement Warrants transferred from a Level 3 measurement to a Level 2 measurement from the initial measurement through December 31, 2022 was $31,238, as presented in the changes in fair value of Level 3 warrant liabilities table below.

	Warrants	Working Capital Loans
Fair value as of February 12, 2021 (inception)	$—	$—
Initial measurement on August 13, 2021 (Level 3)	9,864,941	—
Change in fair value	(5,621,902)	—
Transfer to Level 1	(4,052,888)	—
Fair value as of December 31, 2021	$190,151	$—

	Warrants	Working Capital Loans
Fair value as of December 31, 2021	$190,151	$—
Initial measurement of draw on Sponsor Working Capital Loan on April 1, 2022	—	23,000
Initial measurement of draw on Sponsor Working Capital Loan on May 24, 2022	—	13,000
Change in fair value of Placement Warrants through June 30, 2022	(166,676)	—
Initial measurement of draw on Sponsor Working Capital Loan on July 16, 2022	—	7,000
Initial measurement of draw on Sponsor Working Capital Loan on August 8, 2022	—	13,600
Initial measurement of Placement Warrants issued on August 10, 2022	7,763	—
Initial measurement of draw on Sponsor Working Capital Loan on September 12, 2022	—	35,400
Transfer to Level 2 of Placement Warrants at September 30, 2022	(31,238)	—
Initial measurement of draw on Sponsor Working Capital Loan on October 27, 2022	—	33,000
Initial measurement of draw on Sponsor Working Capital Loan on December 13, 2022	—	42,400
Change in fair value of Sponsor Working Capital Loan	—	(17,400)
Fair value as of December 31, 2022	$—	$150,000

The Warrants are measured at fair value on a recurring basis. The Public Warrants were initially valued using a Modified Monte-Carlo Simulation. As of December 31, 2022 and December 31, 2021, the Public Warrants were valued using the instrument’s publicly listed trading price as of the balance sheet date, which is considered to be a Level 2 measurement due to minimal observable market activity and a Level 1 measurement due to the use of an observable market quote in an active market, respectively.

The Company utilizes a binomial Monte-Carlo simulation to estimate the fair value of the warrants at each reporting period for warrants that are not actively traded, which at December 31, 2022 included the Placement Warrants. The estimated fair value of the derivative Placement Warrant liabilities as of December 31, 2021 was determined using Level 3 inputs. Inherent in a binomial Monte-Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs of the Placement Warrants as of their measurement dates:

As of December 31, 2021
Stock price	$9.97
Strike price	$11.50
Term (in years)	5.6
Post-Merger Period Volatility	9.5%
Risk-free rate	1.3%
Dividend yield	—%
Probability of completing a Business Combination	90.0%
Fair value of warrants	$0.49

The Sponsor Working Capital Loan was valued using a Black-Scholes method that is adjusted for the estimated probability of the Company completing a Business Combination, which is considered to be a Level 3 fair value measurement. The estimated fair value of each draw of the Sponsor Working Capital Loan was based on the following significant inputs:

	As of December 31, 2022	As of December 13, 2022 (Initial Measurement)	As of October 27, 2022 (Initial Measurement)	As of September 12, 2022 (Initial Measurement)	As of August 8, 2022 (Initial Measurement)	As of July 16, 2022 (Initial Measurement)	As of May 24, 2022 (Initial Measurement)	As of April 1, 2022 (Initial Measurement)
Unit price	$10.40	$10.29	$10.23	$10.12	$10.10	$10.10	$10.08	$10.38
Conversion price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Expected term	0.1	0.2	0.3	0.2	0.3	0.3	0.4	0.5
Unit volatility	12.6%	7.8%	9.2%	5.2%	1.4%	5.9%	5.5%	14.0%
Dividend yield	—%	—%	—%	—%	—%	—%	—%	—%
Risk free rate	4.2%	4.1%	4.2%	2.9%	2.7%	2.5%	1.2%	1.1%
Discount rate	6.2%	6.1%	6.4%	5.7%	6.3%	8.5%	5.0%	4.4%
Probability of completing initial Business Combination	15%	15%	15%	20%	16%	20.0%	20%	20%
Fair value of Sponsor Working Capital Loan	$150,000	$42,400	$33,000	$35,400	$13,600	$7,000	$13,000	$23,000

The Company recognized a gain in connection with changes in the fair value of warrant liabilities of $3,612,764 and $5,621,902 in the consolidated statements of operations during the year ended December 31, 2022 and for the period from February 12, 2021 (inception) through December 31, 2021, respectively. The Company recognized a gain on the change in fair value of Sponsor Working Capital Loan of $17,400 in the consolidated statement of operations for the year ended December 31, 2022. The aggregate amount by which the cash proceeds from the draws on the Sponsor Working Capital Loan was in excess of the fair value on the initial measurement dates of $792,600 is reflected as a contribution to additional paid-in capital during the year ended December 31, 2022.